AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.4%
Health Care – 28.5%
Biotechnology – 11.4%
Allakos, Inc.(a) (b)	5,198	$231,259
Allogene Therapeutics, Inc.(a) (b)	15,061	292,786
Arena Pharmaceuticals, Inc.(b)	9,430	396,060
Ascendis Pharma A/S (Sponsored ADR)(a) (b)	3,861	434,787
BeiGene Ltd. (Sponsored ADR)(a) (b)	2,177	268,010
Biohaven Pharmaceutical Holding Co., Ltd.(a) (b)	11,776	400,737
Blueprint Medicines Corp.(b)	8,522	498,367
Coherus Biosciences, Inc.(a) (b)	23,300	377,926
Deciphera Pharmaceuticals, Inc.(b)	9,800	403,466
Gossamer Bio, Inc.(a) (b)	13,430	136,315
Iovance Biotherapeutics, Inc.(b)	18,270	546,912
Madrigal Pharmaceuticals, Inc.(a) (b)	3,140	209,626
Neurocrine Biosciences, Inc.(b)	4,910	424,960
NextCure, Inc.(b)	9,371	347,383
PTC Therapeutics, Inc.(b)	12,470	556,287
Trillium Therapeutics, Inc.(b)	38,148	154,118
Turning Point Therapeutics, Inc. - Class I(b)	8,721	389,480
Ultragenyx Pharmaceutical, Inc.(a) (b)	11,223	498,638
Y-mAbs Therapeutics, Inc.(a) (b)	13,895	362,660

		6,929,777

Health Care Equipment & Supplies – 5.6%
Insulet Corp.(b)	3,907	647,312
iRhythm Technologies, Inc.(a) (b)	10,529	856,534
Penumbra, Inc.(a) (b)	3,853	621,604
Silk Road Medical, Inc.(b)	22,120	696,338
Tactile Systems Technology, Inc.(b)	15,339	616,014

		3,437,802

Health Care Providers & Services – 3.9%
Guardant Health, Inc.(b)	10,472	728,852
HealthEquity, Inc.(b)	13,280	671,835
LHC Group, Inc.(a) (b)	7,010	982,802

		2,383,489

Health Care Technology – 3.4%
Health Catalyst, Inc. (b)	17,542	458,723
Teladoc Health, Inc.(a) (b)	10,340	1,602,804

		2,061,527

Life Sciences Tools & Services – 3.2%
10X Genomics, Inc.(b)	10,399	648,066
ICON PLC(b)	4,712	640,832
Repligen Corp.(b)	6,850	661,299

		1,950,197

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.0%
Aerie Pharmaceuticals, Inc.(a) (b)	9,385	$126,697
Axsome Therapeutics, Inc.(b)	3,830	225,319
Revance Therapeutics, Inc.(b)	16,855	249,454

		601,470

		17,364,262

Information Technology – 21.6%
Communications Equipment – 1.2%
Ciena Corp.(b)	18,345	730,314

Electronic Equipment, Instruments & Components – 3.6%
Littelfuse, Inc.	4,490	599,056
Novanta, Inc.(b)	11,440	913,827
OSI Systems, Inc.(b)	9,580	660,254

		2,173,137

Semiconductors & Semiconductor Equipment – 6.4%
Cree, Inc.(a) (b)	7,521	266,695
Inphi Corp.(b)	11,030	873,245
Lattice Semiconductor Corp.(b)	50,211	894,760
MKS Instruments, Inc.	4,090	333,131
Monolithic Power Systems, Inc.	4,188	701,322
Silicon Laboratories, Inc.(b)	10,184	869,815

		3,938,968

Software – 10.4%
Anaplan, Inc.(a) (b)	18,189	550,399
Aspen Technology, Inc.(b)	7,069	672,050
Avalara, Inc.(b)	9,590	715,414
Blackline, Inc.(b)	8,350	439,293
Everbridge, Inc.(a) (b)	6,720	714,739
Five9, Inc.(b)	15,952	1,219,690
HubSpot, Inc.(b)	4,415	588,034
Rapid7, Inc.(b)	16,354	708,619
Smartsheet, Inc. - Class A(a) (b)	17,258	716,380

		6,324,618

		13,167,037

Industrials – 18.8%
Aerospace & Defense – 3.4%
Axon Enterprise, Inc.(a) (b)	14,360	1,016,257
Mercury Systems, Inc.(b)	14,740	1,051,552

		2,067,809

Building Products – 2.4%
Armstrong World Industries, Inc.	7,351	583,816
Trex Co., Inc.(a) (b)	11,125	891,558

		1,475,374

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.6%
Tetra Tech, Inc.	13,455	$950,192

Industrial Conglomerates – 0.8%
Carlisle Cos., Inc.	4,002	501,370

Machinery – 6.1%
Chart Industries, Inc.(a) (b)	21,628	626,780
Ingersoll Rand, Inc.(b)	22,009	545,823
ITT, Inc.	12,220	554,299
John Bean Technologies Corp.	9,060	672,886
Nordson Corp.	5,415	731,404
RBC Bearings, Inc.(b)	5,033	567,672

		3,698,864

Road & Rail – 2.4%
Knight-Swift Transportation Holdings, Inc.(a)	20,737	680,174
Saia, Inc.(b)	10,530	774,376

		1,454,550

Trading Companies & Distributors – 2.1%
H&E Equipment Services, Inc.	29,056	426,542
SiteOne Landscape Supply, Inc.(a) (b)	11,038	812,618
United Rentals, Inc.(b)	680	69,972

		1,309,132

		11,457,291

Consumer Discretionary – 13.9%
Distributors – 1.3%
Pool Corp.	3,942	775,667

Diversified Consumer Services – 4.4%
Bright Horizons Family Solutions, Inc.(b)	5,985	610,470
Chegg, Inc.(a) (b)	28,780	1,029,748
Strategic Education, Inc.	7,480	1,045,405

		2,685,623

Hotels, Restaurants & Leisure – 3.1%
OneSpaWorld Holdings Ltd.(a)	46,970	190,698
Planet Fitness, Inc.(b)	15,764	767,707
Wingstop, Inc.	11,236	895,509

		1,853,914

Household Durables – 0.8%
Lovesac Co. (The)(a) (b)	22,072	128,680
Skyline Champion Corp.(b)	23,567	369,530

		498,210

Internet & Direct Marketing Retail – 0.5%
RealReal, Inc. (The)(a) (b)	39,975	280,225

Multiline Retail – 0.7%
Ollie’s Bargain Outlet Holdings, Inc.(a) (b)	9,700	449,498

Company	Shares	U.S. $ Value

Specialty Retail – 3.1%
Dynatrace, Inc.(b)	23,289	$555,210
Five Below, Inc.(b)	7,772	546,994
Floor & Decor Holdings, Inc. - Class A(a) (b)	10,370	332,773
Sleep Number Corp.(b)	24,439	468,251

		1,903,228

		8,446,365

Financials – 7.8%
Banks – 0.5%
Western Alliance Bancorp	9,742	298,203

Capital Markets – 3.7%
Assetmark Financial Holdings, Inc.(b)	20,431	416,588
Hamilton Lane, Inc. - Class A	13,767	761,453
Houlihan Lokey, Inc.	14,420	751,570
Stifel Financial Corp.	7,747	319,796

		2,249,407

Insurance – 3.6%
eHealth, Inc.(b)	5,040	709,733
Palomar Holdings, Inc.(b)	12,461	724,732
Trupanion, Inc.(a) (b)	30,399	791,286

		2,225,751

		4,773,361

Consumer Staples – 3.4%
Food & Staples Retailing – 1.6%
Grocery Outlet Holding Corp.(a) (b)	27,053	929,000

Food Products – 1.8%
Freshpet, Inc.(b)	17,381	1,110,124

		2,039,124

Materials – 1.4%
Chemicals – 0.6%
Ingevity Corp.(b)	10,864	382,413

Containers & Packaging – 0.8%
Ranpak Holdings Corp.(a) (b)	77,071	482,464

		864,877

Total Common Stocks (cost $55,571,146)		58,112,317

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $2,767,427)	2,767,427	2,767,427

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $58,338,573)		$60,879,744

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $1,283,337)	1,283,337	1,283,337

Total Investments – 102.0% (cost $59,621,910)(f)		62,163,081
Other assets less liabilities – (2.0)%		(1,220,319)

Net Assets – 100.0%		$60,942,762

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,630,398 and gross unrealized depreciation of investments was $(7,089,227), resulting in net unrealized appreciation of $2,541,171.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$58,112,317	$—	$—	$58,112,317
Short-Term Investments	2,767,427	—	—	2,767,427
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,283,337	—	—	1,283,337

Total Investments in Securities	62,163,081	—	—	62,163,081
Other Financial Instruments(b)	—	—	—	—

Total	$62,163,081	$—	$—	$62,163,081

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,604	$6,565	$5,402	$2,767	$6
Government Money Market Portfolio*	3,070	27,200	28,987	1,283	8
Total	$4,674	$33,765	$34,389	$4,050	$14

*	Investments of cash collateral for securities lending transactions.